(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
September 30, 2002


Mercury
U.S. High Yield
Fund, Inc.


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury U.S. High Yield Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



PORTFOLIO PROFILE


AS OF SEPTEMBER 30, 2002

                                Percent of
                                Long-Term
Quality Ratings by S&P         Investments


A                                   1.2%
BBB                                 5.7
BB                                 21.6
B                                  52.4
CCC                                11.7
CC                                  2.8
C                                   0.1
NR (Not Rated)                      4.5



                                Percent of
Five Largest Industries         Net Assets

Energy--Other                       9.3%
Wireless                            7.7
Manufacturing                       6.8
Leisure                             6.2
Utility                             5.4



OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and
   Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Charles C. Reilly, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
B. Daniel Evans, Vice President
Donald C. Burke, Vice President and
   Treasurer
David Clayton, Secretary



Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



DEAR SHAREHOLDER


Investment Environment
We are pleased to provide you with this semi-annual report for Mercury U.S. High Yield Fund, Inc. For the six-month period ended September 30, 2002, the high yield market had total returns of -5.05% as measured by the Credit Suisse First Boston (CSFB) High Yield Index and -9.10% as measured by the Merrill Lynch High Yield Master Index.

The market showed price weakness in mid-summer as investor sentiment turned decidedly negative. Cable industry security prices fell into disfavor resulting from the negative publicity accompanying the Adelphia Communications bankruptcy and its highly publicized self-dealing management. The impact of the Chapter 11 filing of WorldCom, Inc. added a huge volume of bonds to the distressed sector and weighed on the market overall. Merchant energy companies including Mission Energy Holdings and PG&E National Energy Group plummeted in the bond marketplace, taking their toll on net asset values of high yield funds, despite the fact that they continue to be current in interest payments. Their prices, along with The AES Corporation, CMS Energy Corporation, Calpine Canada Energy Finance and Williams Companies, Inc., have been dramatically impacted, partially a result of the negative financial tidal wave emanating from the Enron Corporation saga and the near demise of electric energy trading.

If turbulence in the U.S. high yield sector were not enough, emerging markets were roiled since spring by political uncertainty in Brazil resulting from campaigns for the presidency. Elections were decided this fall, resulting in a change of political parties for the first time in eight years. Prior to the elections, the financial community and large investors, particularly Brazilian domestic investors, appeared to panic, resulting in skyrocketing yields and falling bond prices of both sovereign and corporate bonds. Compounding this market turbulence was weakness in the real, which of course, made it progressively expensive to service U.S. dollar-denominated debt, much of which has been issued by Brazil and its corporations.

Over the course of the last 12 months, the high yield market has been impacted by a number of negative influences. They include:

* High levels of defaults not seen since the early 1990s;

* Crowding out by fallen angels (issues formerly investment-grade rated that were downgraded to below investment grade) with some
$120 billion added to the high yield sector in the first nine months of 2002;

* Panic in cable sector securities;

* Further deterioration in the telecommunications sector led by the WorldCom default;

* The aftermath of the Enron Corporation and energy trading fiasco, which has impacted the entire electric utility sector;

* A general decline in investor confidence resulting from corporate management disclosures and accounting irregularities.

As a measurement of this market turbulence, spreads of average high yield issues increased some 500 basis points (5.00%) relative to Treasury issues, which translated into a price decline of some 25 points for a 10-year maturity bond. Market prices generally rebounded from the early August lows and were boosted by strong net inflows into high yield mutual funds, which accompanied the rally in equity markets. However, these flows soon reversed as market timers sold their positions and in doing so helped to reverse the market flow to the negative side. Then, prices of many issues proceeded to move to new lows as the high yield market generally paced a sharply declining equity market. Thus, by early October both the equity and high yield bond markets reached new lows in prices and market sentiment culminating in an extremely oversold condition. This was followed by sharp reversals and higher prices.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


We have witnessed the price volatility of a decade in the past year. This stems partially from an acute decrease in liquidity in the marketplace with decisions to buy or sell large positions dramatically impacting trading prices of issues, coupled with the willingness of investors to accept steep discounts in order to eliminate undesirable holdings. In retrospect, we observe that the high yield market has shown resilience in the face of much adversity in surviving this difficult period. We believe that current levels will prove to be an attractive buying opportunity in the broad market cycle.


Portfolio Matters
For the six-month period ended September 30, 2002, the Fund's Class A, Class B and Class C Shares had total returns of -9.48%, -9.47% and -9.70%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 8 - 10 of this report to shareholders.) The Fund underperformed the benchmark CSFB High Yield Index, which returned -5.05% for the same period. Alternative indexes (for example, the Merrill Lynch High Yield Master Index) had a total return of -9.10% for the same period.

Sectors in the portfolio that were underperformers included airlines, auto, diversified media, health care, metals, telecommunication, U.S. cable and utilities. Individual security selection within these industry sectors further added to this underperformance. Independent power producer holdings, which experienced large price declines, included Mission Energy Holdings, AES, Calpine and PG&E National Energy.

Beginning in March, we placed the portfolio under review, issue by issue, and initiated a selective sell program. Distressed holdings were analyzed as to relative recovery value. Low-yielding issues expected to decline in price because market factors were sold or reduced in weighting. Issue concentrations were modified to effect more diversification. Unfortunately, market liquidity considerations limited the extent of selling without pushing prices down excessively.

Defaults by portfolio holdings contributed heavily to underperformance during the year with the default rate for the portfolio exceeding that of the market. Prominent defaults in the portfolio included Adelphia Communications, WorldCom, Kaiser Aluminum & Chemical Corp., World Kitchen, NTL Communications Corp., Nextel International, US Air, Inc., Galey & Lord, Inc., and United Pan-Europe Communications. We believe that most defaults are behind us, but credit market conditions as well as fundamental issues for certain credits may be best solved by strategic restructuring. Issues making positive contribution to performance for the fiscal year included Fairchild Corporation, Lin Holdings Corporation, ALARIS Medical Systems, Inc., Eagle-Picher Industries and Hexcel Corporation.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


Investment Outlook and Strategy
The economy has disappointed investors thus far in 2002, as it struggles to regain momentum, showing a marginal growth rate as we head toward year-end 2002. With substantial uncertainty resulting from international terrorist activity taken together with the Iraqi confrontation and continuing Middle Eastern political unrest, it is difficult to conceive that the economy is ready to accelerate its rate of growth. Assuming a resolution of these problems to a meaningful degree by the second quarter of 2003, we can become more optimistic. In the interim, we will continue to reposition the portfolio, taking advantage of what we discern to be the better values in the market, although some holdings may be under pressure while the fundamentals come into better alignment. Examples of these include domestic cable holdings, electric utilities, selected wireless telecom and energy related bonds. Within a historical perspective, the high yield market is believed to offer some of the best values available for a decade.


In Conclusion
We appreciate your investment in Mercury U.S. High Yield Fund, Inc., and we look forward to serving your financial needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(B. Daniel Evans)
B. Daniel Evans
Vice President and
Portfolio Manager



October 31, 2002



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


PORTFOLIO INFORMATION

TEN LARGEST CORPORATE HOLDINGS
                                                                                     Percent of
                                                                                     Net Assets
Nextel Communications, Inc. and Affiliates                                               2.5%
Nextel Communications is a leading provider of wireless voice and data communications services.

ALARIS Medical Inc.                                                                      2.0
ALARIS Medical, a health care products company, manufactures intravenous infusion therapy products and periodic patient monitoring instruments.
Brand names include IMED, IVAC and Instrumedix.

Qwest Corporation                                                                        2.0
Qwest is a local telephone company with emerging data and video services to residential and business customers. The company has gone through a restructuring of management and a restatement of results, stemming from its transition from an RBOC into a full service voice, data and video provider.

Protection One Alarm Monitoring                                                          1.9
Protection One Alarm Monitoring is the second-largest provider of security monitoring services in the United States. The company provides fire and/or burglar alarm systems, including installation, maintenance and monitoring primarily for the residential market.

Eagle-Picher Industries                                                                  1.8
Eagle-Picher is a diversified manufacture of various products for the automotive, defense, aerospace, telecommunications and filtration markets.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


PORTFOLIO INFORMATION (CONCLUDED)

                                                                                     Percent of
                                                                                     Net Assets
Forest City Enterprise, Inc.                                                             1.7%
Forest City is a diversified real estate developer. The company develops, acquires, owns and manages commercial and residential real estate projects in 21 states and the District of Columbia.

Acme Television                                                                          1.6
Acme owns a set of predominantly Warner Brothers affiliate television stations in medium-size markets.

Primedia, Inc.                                                                           1.6
Primedia is one of the largest special interest magazine publishers in the
United States with more than 250 titles. The company also serves the business-to-business sector.

Emmis Communications Corporation                                                         1.4
Emmis Communications is a diversified media firm with radio broadcasting, television broadcasting and magazine publishing operations.

Hexcel Corporation                                                                       1.4
Hexcel develops, manufactures and markets reinforcement products, composite materials and engineered products. The company's products are used in commercial aerospace, space and defense, electronics, general industrial and recreation markets for a variety of end products.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS A SHARES incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived its management fee and a portion of its other expenses. Without such waiver, the Fund's performance would have been lower.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS

                                 6-Month        12-Month    Since Inception   Standardized
As of September 30, 2002       Total Return   Total Return    Total Return    30-Day Yield
Class A*                           -9.48%         -3.00%          -17.59%       10.30%
Class B*                           -9.47          -2.88           -17.70        10.69
Class C*                           -9.70          -3.36           -18.37        10.70
CSFB High Yield Index**            -5.05          +2.85           - 2.22         --

*Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the payable date.
The Fund commenced operations on 9/05/00.
**This unmanaged market-weighted Index mirrors the high-yield debt markets of securities rated BBB or lower. Since inception total return is from 9/30/00.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN
                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 9/30/02                     -3.00%        - 6.88%
Inception (9/05/00) through 9/30/02        -8.92         -10.70

*Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 9/30/02                     -2.88%        - 6.43%
Inception (9/05/00) through 9/30/02        -8.97         -10.06

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 9/30/02                     -3.36%         -4.25%
Inception (9/05/00) through 9/30/02        -9.34          -9.34

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENT OF ASSETS AND
LIABILITIES

As of September 30, 2002

MERCURY U.S. HIGH YIELD FUND, INC.
Assets:
Investment in Master U.S. High Yield Trust, at value
  (identified cost--$7,688,517)                                                                            $   6,822,294
Prepaid registration fees and other assets                                                                        22,069
                                                                                                           -------------
Total assets                                                                                                   6,844,363
                                                                                                           -------------

Liabilities:
Payables:
  Dividends to shareholders                                                               $      20,568
  Distributor                                                                                     1,333
  Administration fees                                                                             1,311           23,212
                                                                                          -------------
Accrued expenses and other liabilities                                                                            25,446
                                                                                                           -------------
Total liabilities                                                                                                 48,658
                                                                                                           -------------

Net Assets:
Net assets                                                                                                 $   6,795,705
                                                                                                           =============

Net Assets Consist of:
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                            $      75,690
Class B Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                                   17,706
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                                    7,900
Paid-in capital in excess of par                                                                               7,848,600
Undistributed investment income--net                                                      $      53,694
Accumulated realized capital losses on investments
  from the Trust--net                                                                         (341,662)
Unrealized depreciation on investments from the
  Trust--net                                                                                  (866,223)
                                                                                          -------------
Total accumulated losses--net                                                                                (1,154,191)
                                                                                                           -------------
Net assets                                                                                                 $   6,795,705
                                                                                                           =============

Net Asset Value:
Class A--Based on net assets of $5,076,150 and 756,900
  shares outstanding                                                                                       $        6.71
                                                                                                           =============
Class B--Based on net assets of $1,189,676 and 177,060
  shares outstanding                                                                                       $        6.72
                                                                                                           =============
Class C--Based on net assets of $529,879 and 78,998
  shares outstanding                                                                                       $        6.71
                                                                                                           =============

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2002

MERCURY U.S. HIGH YIELD FUND, INC.
Investment Income from the Trust--Net:
Net investment income allocated from the Trust:
  Interest                                                                                                 $     333,191
  Dividends                                                                                                        7,956
  Securities lending--net                                                                                            282
  Expenses                                                                                                      (14,169)
                                                                                                           -------------
Net investment income from the Trust                                                                             327,260
                                                                                                           -------------

Expenses:
Registration fees                                                                         $      22,132
Printing and shareholder reports                                                                 21,727
Professional fees                                                                                17,547
Administration fee                                                                                7,995
Account maintenance fees--Class A                                                                 5,545
Account maintenance and distribution fees--Class B                                                1,666
Account maintenance and distribution fees--Class C                                                1,277
Transfer agent fees--Class A                                                                      1,092
Transfer agent fees--Class B                                                                        497
Transfer agent fees--Class C                                                                        211
Other                                                                                             3,954
                                                                                          -------------
Total expenses before reimbursement                                                              83,643
Reimbursement of expenses                                                                      (46,015)
                                                                                          -------------
Total expenses after reimbursement                                                                                37,628
                                                                                                           -------------
Investment income--net                                                                                           289,632
                                                                                                           -------------

Realized & Unrealized Loss from the Trust--Net:
Realized loss on investments from the Trust--net                                                               (337,534)
Change in unrealized depreciation on investments from
  the Trust--net                                                                                               (642,620)
                                                                                                           -------------
Total realized and unrealized loss on investments from the Trust--net                                          (980,154)
                                                                                                           -------------
Net Decrease in Net Assets Resulting from Operations                                                       $   (690,522)
                                                                                                           =============

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY U.S. HIGH YIELD FUND, INC.

                                                                                           For the Six        For the
                                                                                           Months Ended      Year Ended
                                                                                          September 30,      March 31,
Increase (Decrease) in Net Assets:                                                             2002             2002
Operations:
Investment income--net                                                                    $     289,632    $     230,700
Realized loss on investments from the Trust--net                                              (337,534)         (23,387)
Change in unrealized depreciation on investments from the Trust--net                          (642,620)        (155,086)
                                                                                          -------------    -------------
Net increase (decrease) in net assets resulting from operations                               (690,522)           52,227
                                                                                          -------------    -------------

Dividends to Shareholders:
Investment income--net:
  Class I                                                                                            --          (1,865)
  Class A                                                                                     (193,276)        (111,269)
  Class B                                                                                      (57,099)         (68,036)
  Class C                                                                                      (26,292)         (37,368)
                                                                                          -------------    -------------
Net decrease in net assets resulting from dividends to shareholders                           (276,667)        (218,538)
                                                                                          -------------    -------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions                            2,556,322        4,762,264
                                                                                          -------------    -------------

Net Assets:
Total increase in net assets                                                                  1,589,133        4,595,953
Beginning of period                                                                           5,206,572          610,619
                                                                                          -------------    -------------
End of period*                                                                            $   6,795,705    $   5,206,572
                                                                                          =============    =============

*Undistributed investment income--net                                                     $      53,694    $      40,729
                                                                                          =============    =============

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


FINANCIAL HIGHLIGHTS

MERCURY U.S. HIGH YIELD FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                                      Class I
                                                                                               For the        For the
                                                                                                Period         Period
                                                                                               April 1,       Sept. 5,
                                                                                               2001 to       2000++ to
                                                                                             January 10,     March 31,
Increase (Decrease) in Net Asset Value:                                                        2002***          2001
Per Share Operating Performance:
Net asset value, beginning of period                                                         $     8.74       $    10.00
                                                                                             ----------       ----------
Investment income--net                                                                              .68              .60
Realized and unrealized loss on
  investments from the Trust--net                                                                 (.93)           (1.26)
                                                                                             ----------       ----------
Total from investment operations                                                                  (.25)            (.66)
                                                                                             ----------       ----------
Less dividends from investment income--net                                                        (.68)            (.60)
                                                                                             ----------       ----------
Net asset value, end of period                                                               $     7.81       $     8.74
                                                                                             ==========       ==========

Total Investment Return:**
Based on net asset value per share                                                           (2.93%)+++       (6.63%)+++
                                                                                             ==========       ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                                               1.34%*           1.37%*
                                                                                             ==========       ==========
Expenses++++                                                                                     7.25%*         104.02%*
                                                                                             ==========       ==========
Investment income--net                                                                          11.17%*          11.40%*
                                                                                             ==========       ==========

Supplemental Data:
Net assets, end of period (in thousands)                                                     $        0       $       24
                                                                                             ==========       ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
***As of January 10, 2002, all Class I Shares were redeemed.
++Commencement of operations.
++++Includes the Fund's share of the Series' allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. HIGH YIELD FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                             Class A
                                                                                                               For the
                                                                                For the       For the           Period
                                                                               Six Months       Year           Sept. 5,
                                                                                 Ended         Ended          2000++ to
                                                                               Sept. 30,     March 31,        March 31,
Increase (Decrease) in Net Asset Value:                                           2002          2002             2001
Per Share Operating Performance:
Net asset value, beginning of period                                          $     7.75     $     8.74       $    10.00
                                                                              ----------     ----------       ----------
Investment income--net                                                          .33+++++            .80              .58
Realized and unrealized loss on
  investments from the Trust--net                                                 (1.06)         (1.01)           (1.26)
                                                                              ----------     ----------       ----------
Total from investment operations                                                   (.73)          (.21)            (.68)
                                                                              ----------     ----------       ----------
Less dividends from investment income--net                                         (.31)          (.78)            (.58)
                                                                              ----------     ----------       ----------
Net asset value, end of period                                                $     6.71     $     7.75       $     8.74
                                                                              ==========     ==========       ==========

Total Investment Return:**
Based on net asset value per share                                            (9.48%)+++        (2.36%)       (6.76%)+++
                                                                              ==========     ==========       ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                                1.60%*          1.59%           1.61%*
                                                                              ==========     ==========       ==========
Expenses++++                                                                      3.04%*          7.48%         104.08%*
                                                                              ==========     ==========       ==========
Investment income--net                                                            9.12%*          9.63%          11.16%*
                                                                              ==========     ==========       ==========

Supplemental Data:
Net assets, end of period (in thousands)                                      $    5,076     $    3,332       $       23
                                                                              ==========     ==========       ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Series' allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. HIGH YIELD FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                             Class B
                                                                                                               For the
                                                                                For the       For the           Period
                                                                               Six Months       Year           Sept. 5,
                                                                                 Ended         Ended          2000++ to
                                                                               Sept. 30,     March 31,        March 31,
Increase (Decrease) in Net Asset Value:                                           2002          2002             2001
Per Share Operating Performance:
Net asset value, beginning of period                                          $     7.75     $     8.74       $    10.00
                                                                              ----------     ----------       ----------
Investment income--net                                                          .34+++++            .81              .57
Realized and unrealized loss on
  investments from the Trust--net                                                 (1.06)         (1.02)           (1.26)
                                                                              ----------     ----------       ----------
Total from investment operations                                                   (.72)          (.21)            (.69)
                                                                              ----------     ----------       ----------
Less dividends from investment income--net                                         (.31)          (.78)            (.57)
                                                                              ----------     ----------       ----------
Net asset value, end of period                                                $     6.72     $     7.75       $     8.74
                                                                              ==========     ==========       ==========

Total Investment Return:**
Based on net asset value per share                                            (9.47%)+++        (2.25%)       (6.99%)+++
                                                                              ==========     ==========       ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                                1.60%*          1.61%           1.78%*
                                                                              ==========     ==========       ==========
Expenses++++                                                                      3.05%*          7.51%         101.20%*
                                                                              ==========     ==========       ==========
Investment income--net                                                            8.96%*         10.01%           9.69%*
                                                                              ==========     ==========       ==========

Supplemental Data:
Net assets, end of period (in thousands)                                      $    1,190     $    1,205       $      361
                                                                              ==========     ==========       ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Series' allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY U.S. HIGH YIELD FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                             Class C
                                                                                                               For the
                                                                                For the       For the           Period
                                                                               Six Months       Year           Sept. 5,
                                                                                 Ended         Ended          2000++ to
                                                                               Sept. 30,     March 31,        March 31,
Increase (Decrease) in Net Asset Value:                                           2002          2002             2001
Per Share Operating Performance:
Net asset value, beginning of period                                          $     7.75     $     8.74       $    10.00
                                                                              ----------     ----------       ----------
Investment income--net                                                          .33+++++            .77              .56
Realized and unrealized loss on
  investments from the Trust--net                                                 (1.06)         (1.02)           (1.26)
                                                                              ----------     ----------       ----------
Total from investment operations                                                   (.73)          (.25)            (.70)
                                                                              ----------     ----------       ----------
Less dividends from investment income--net                                         (.31)          (.74)            (.56)
                                                                              ----------     ----------       ----------
Net asset value, end of period                                                $     6.71     $     7.75       $     8.74
                                                                              ==========     ==========       ==========

Total Investment Return:**
Based on net asset value per share                                            (9.70%)+++        (2.73%)       (7.07%)+++
                                                                              ==========     ==========       ==========
Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                                1.76%*          2.14%           2.18%*
                                                                              ==========     ==========       ==========
Expenses++++                                                                      3.21%*          8.03%         104.54%*
                                                                              ==========     ==========       ==========
Investment income--net                                                            8.79%*          9.52%           9.97%*
                                                                              ==========     ==========       ==========

Supplemental Data:
Net assets, end of period (in thousands)                                      $      530     $      670       $      203
                                                                              ==========     ==========       ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Series' allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. HIGH YIELD FUND, INC.

1. Significant Accounting Policies:
Mercury U.S. High Yield Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master U.S. High Yield Trust (the "Trust") that has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2002 was 1.6%. The Fund offers four classes of shares. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records the investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.35%. This arrangement expires July 23, 2003 and is renewable. For the six months ended September 30, 2002, FAM earned fees of $7,995, all of which was waived. In addition, FAM reimbursed the Fund $38,020 for other operating expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                               Account
                           Maintenance Fee        Distribution Fee

Class A                         .25%                   --
Class B                         .25%                  .50%
Class C                         .25%                  .55%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the six months ended September 30, 2002, the Fund did not accrue Class B distribution fees. In addition, the Fund did not accrue Class C distribution fees for a portion of the six months ended September 30, 2002.

For the six months ended September 30, 2002, Merrill Lynch, Pierce, Fenner & Smith Incorporated received contingent deferred sales charges of $955 relating to transactions in Class B Shares.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended September 30, 2002 were $4,016,491 and $1,741,154, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions were $2,556,322 for the six months ended September 30, 2002 and $4,762,264 for the year ended March 31, 2002, respectively.
Transactions in capital shares were as follows:



Class I Shares for the Year
Ended March 31, 2002                    Shares        Dollar Amount

Shares sold                                    2       $         16
Shares issued to shareholders in
reinvestment of dividends                    230              1,869
                                    ------------       ------------
Total issued                                 232              1,885
Shares redeemed                          (2,896)           (22,613)
                                    ------------       ------------
Net decrease                             (2,664)       $   (20,728)
                                    ============       ============



Class A Shares for the Six Months
Ended September 30, 2002                Shares        Dollar Amount

Shares sold                              351,273       $  2,594,668
Shares issued to shareholders in
reinvestment of dividends                 25,237            183,427
                                    ------------       ------------
Total issued                             376,510          2,778,095
Shares redeemed                         (49,667)          (356,106)
                                    ------------       ------------
Net increase                             326,843       $  2,421,989
                                    ============       ============




Class A Shares for the Year
Ended March 31, 2002                    Shares        Dollar Amount

Shares sold                              451,979       $  3,554,090
Shares issued to shareholders in
reinvestment of dividends                 13,481            105,168
                                    ------------       ------------
Total issued                             465,460          3,659,258
Shares redeemed                         (38,063)          (295,144)
                                    ------------       ------------
Net increase                             427,397       $  3,364,114
                                    ============       ============



September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Class B Shares for the Six Months
Ended September 30, 2002                Shares        Dollar Amount

Shares sold                               46,883       $    361,823
Shares issued to shareholders in
reinvestment of dividends                  4,135             30,208
                                    ------------       ------------
Total issued                              51,018            392,031
Shares redeemed                         (29,475)          (207,643)
                                    ------------       ------------
Net increase                              21,543       $    184,388
                                    ============       ============




Class B Shares for the Year
Ended March 31, 2002                    Shares        Dollar Amount

Shares sold                              133,858       $  1,067,776
Shares issued to shareholders in
reinvestment of dividends                  4,476             35,425
                                    ------------       ------------
Total issued                             138,334          1,103,201
Shares redeemed                         (24,138)          (192,846)
                                    ------------       ------------
Net increase                             114,196       $    910,355
                                    ============       ============




Class C Shares for the Six Months
Ended September 30, 2002                Shares        Dollar Amount

Shares sold                                9,467       $     73,442
Shares issued to shareholders in
reinvestment of dividends                  2,115             15,416
                                    ------------       ------------
Total issued                              11,582             88,858
Shares redeemed                         (19,038)          (138,913)
                                    ------------       ------------
Net decrease                             (7,456)       $   (50,055)
                                    ============       ============




Class C Shares for the Year
Ended March 31, 2002                    Shares        Dollar Amount

Shares sold                               65,078       $    522,959
Shares issued to shareholders in
reinvestment of dividends                  1,269              9,867
                                    ------------       ------------
Total issued                              66,347            532,826
Shares redeemed                          (3,120)           (24,303)
                                    ------------       ------------
Net increase                              63,227       $    508,523
                                    ============       ============




September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS

MASTER U.S. HIGH YIELD TRUST

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Aerospace & Defense--0.9%

CCC+     Caa1    $ 4,000,000  Fairchild Corporation, 10.75% due 4/15/2009                                   $  3,900,000

Airlines--1.8%

A-       B1        5,000,000  American Airlines, 7.80% due 10/01/2006                                          4,580,629
CC       Ca        7,500,000  USAir Inc., 10.375% due 3/01/2013 (b)                                            2,850,000
                                                                                                            ------------
                                                                                                               7,430,629

Automotive--2.4%

BB       Ba3       3,325,000  Dana Corporation, 9% due 8/15/2011                                               3,133,812
B        B2        1,400,000  Dura Operating Corporation, 9% due 5/01/2009                                     1,298,500
NR*      NR*       9,971,103  Federal-Mogul Corporation, 7.375% due 1/15/2006 (b)                              2,044,076
B        B3        2,849,000  Metaldyne Corporation, 11% due 6/15/2012 (d)                                     2,464,385
B        B2        1,270,000  Stoneridge Inc., 11.50% due 5/01/2012                                            1,301,750
                                                                                                            ------------
                                                                                                              10,242,523

Broadcasting--5.0%

CCC+     B3        6,750,000  Acme Television/Finance, 10.875%** due 9/30/2004                                 6,648,750
B-       B2        6,000,000  Emmis Communications Corporation, 8.125% due 3/15/2009                           6,120,000
B-       B3          650,000  Entravision Communications Corporation, 8.125% due 3/15/2009                       666,250
B-       Caa1      5,000,000  Lin Holdings Corporation, 14.435%** due 3/01/2008                                4,962,500
B        Ba3       3,500,000  Panamsat Corporation, 8.50% due 2/01/2012 (d)                                    2,817,500
                                                                                                            ------------
                                                                                                              21,215,000

Cable--International--0.6%

C        Caa2      2,075,000  Comcast UK Cable Partners Ltd., 15.272%** due 11/15/2007                         1,693,719
D        Ca        1,194,923  Diamond Cable Communications PLC, 11.75%** due 12/15/2005                          161,315
D        Ca        5,000,000  NTL Communications Corp., 12.375%** due 10/01/2008 (b)                             600,000
C        Ca        8,000,000  United Pan-Europe Communications, 13.466%** due 2/01/2010 (b)                      240,000
                                                                                                            ------------
                                                                                                               2,695,034


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Cable--U.S.--3.6%

                              Adelphia Communications Corporation (b):
NR*      Caa2    $ 1,450,000     9.375% due 11/15/2009                                                      $    529,250
NR*      Caa2        175,000     10.875% due 10/01/2010                                                           63,875
NR*      Caa2        975,000     10.25% due 6/15/2011                                                            360,750
NR*      Caa2        800,000     9.25% due 10/01/2049                                                            292,000
                              Charter Communications Holdings LLC:
B-       B2        4,315,000     8.625% due 4/01/2009                                                          2,675,300
B-       B2        3,000,000     10% due 4/01/2009                                                             1,875,000
B-       B2        1,200,000     10.75% due 10/01/2009                                                           762,000
B+       B1        2,650,000  Echostar DBS Corporation, 9.125% due 1/15/2009 (d)                               2,504,250
B-       Caa1     10,300,000  Insight Communications, 12.095%** due 2/15/2011                                  3,811,000
NR*      Caa1      3,000,000  Olympus Communications LP/Capital Corp., 10.625% due 11/15/2006 (b)              2,355,000
                                                                                                            ------------
                                                                                                              15,228,425

Chemicals--3.3%

B        B3        2,000,000  Huntsman International LLC, 9.875% due 3/01/2009 (d)                             2,010,000
BB-      B2        5,000,000  ISP Chemco. Inc., 10.25% due 7/01/2011                                           5,000,000
B+       B2        3,000,000  Lyondell Chemical Company, 10.875% due 5/01/2009                                 2,385,000
BB-      Ba3       3,750,000  MacDermid, Inc., 9.125% due 7/15/2011                                            3,956,250
B        Caa3        650,000  Terra Industries, 10.50% due 6/15/2005                                             562,250
                                                                                                            ------------
                                                                                                              13,913,500

Consumer Products--3.8%

BB+      Ba3       5,050,000  American Greetings, 11.75% due 7/15/2008                                         5,504,500
B-       B2        1,825,000  Armkel LLC/Armkel Finance, 9.50% due 8/15/2009                                   1,934,500
BB+      Ba1       4,500,000  Briggs & Stratton Corporation, 8.875% due 3/15/2011                              4,747,500
NR*      NR*      10,000,000  Corning Consumer Products, 9.625% due 5/01/2008 (b)                                550,000
NR*      Ca       10,000,000  Galey & Lord, Inc., 9.125% due 3/01/2008 (b)                                     1,700,000
BB       B1          775,000  Russell Corporation, 9.25% due 5/01/2010 (d)                                       802,125
                              Westpoint Stevens Inc.:
CCC+     Ca        1,250,000     7.875% due 6/15/2005                                                            387,500
CCC+     Ca        1,500,000     7.875% due 6/15/2008 (e)                                                        435,000
                                                                                                            ------------
                                                                                                              16,061,125


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Diversified Media--3.5%

B        B3      $ 6,500,000  Primedia, Inc., 7.625% due 4/01/2008                                          $  4,842,500
B        B2        6,000,000  Six Flags Inc., 9.50% due 2/01/2009                                              5,160,000
BBB      Baa2      4,800,000  World Color Press Inc., 7.75% due 2/15/2009                                      4,879,378
                                                                                                            ------------
                                                                                                              14,881,878

Energy--Other--9.3%

                              El Paso Energy Corporation:
BBB      Baa2      2,400,000     6.75% due 5/15/2009                                                           1,562,222
BBB      Baa2      1,325,000     7% due 5/15/2011                                                                875,992
BBB      Baa2        500,000     7.75% due 1/15/2032                                                             320,792
B        B3          500,000  Giant Industries, 11% due 5/15/2012                                                352,500
                              Hanover Equipment Trust (d):
BB-      B1          700,000     Series A, 8.50% due 9/01/2008                                                   654,500
BB-      B1        4,300,000     Series B, 8.75% due 9/01/2011                                                 3,999,000
BB       Ba3       3,875,000  Key Energy Services Inc., 8.375% due 3/01/2008                                   4,049,375
CCC      B3        5,000,000  Ocean Rig Norway AS, 10.25% due 6/01/2008                                        4,350,000
B+       B1        5,400,000  Parker Drilling Company, 10.125% due 11/15/2009                                  5,211,000
B        B2        1,650,000  Plains E&P Company, 8.75% due 7/01/2012 (d)                                      1,658,250
B+       B2        6,750,000  Tesoro Petroleum Corp., 9% due 7/01/2008                                         3,881,250
NR*      NR*       2,850,000  Trico Marine Services, 8.875% due 5/15/2012 (d)                                  2,465,250
B-       B3        6,000,000  United Refining Co., 10.75% due 6/15/2007                                        4,590,000
B        B1        8,400,000  Williams Companies Inc., 7.125% due 9/01/2011                                    5,250,000
                                                                                                            ------------
                                                                                                              39,220,131

Financial--0.3%

NR*      Caa3      5,000,000  Amresco Inc., 9.875% due 3/15/2005 (b)                                           1,125,000

Food & Drug--0.0%

NR*      NR*       8,500,000  Ameriserve Food Distributors, 8.875% due 10/15/2006 (b)                             85,000
NR*      NR*       5,000,000  Nebco Evans Holding Co., 12.375%** due 7/15/2007 (b)                                   500
                                                                                                            ------------
                                                                                                                  85,500


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Food/Tobacco--2.8%

B        B3      $ 1,450,000  American Seafood Group LLC, 10.125% due 4/15/2010 (d)                         $  1,446,375
NR*      Caa2      2,000,000  Archibald Candy Corporation, 10.25% due 7/01/2004 (b)                            1,065,000
B        B2        2,400,000  Burns Philp Capital Property Limited, 9.75% due 7/15/2012 (d)                    2,394,000
B-       B3        4,000,000  Del Monte Corporation, 9.25% due 5/15/2011                                       4,020,000
BB+      Ba2       3,000,000  Smithfield Foods Inc., 8% due 10/15/2009                                         2,970,000
                                                                                                            ------------
                                                                                                              11,895,375

Forest Products--2.1%

B-       B3        1,800,000  Ainsworth Lumber Company, 12.50% due 7/15/2007 (c)                               1,863,000
                              Doman Industries Limited (b):
D        Ca        5,000,000     8.75% due 3/15/2004                                                           1,025,000
D        Ca        5,000,000     9.25% due 11/15/2007                                                          1,025,000
B        B2        3,000,000  MDP Acquisitions PLC, 9.625% due 10/01/2012 (d)                                  2,977,500
BB+      Ba1       2,250,000  Tembec Industries Inc., 7.75% due 3/15/2012                                      2,160,000
                                                                                                            ------------
                                                                                                               9,050,500

Gaming--2.4%

B+       B1        2,450,000  Boyd Gaming Corporation, 8.75% due 4/15/2012                                     2,560,250
BB-      Ba3       2,000,000  Mandalay Resort Group, 10.25% due 8/01/2007                                      2,165,000
B-       Caa1      5,325,000  Venetian Casino/LV Sands, 11% due 6/15/2010 (d)                                  5,245,125
                                                                                                            ------------
                                                                                                               9,970,375

Health Care--4.6%

B-       Caa2     10,500,000  ALARIS Medical Inc., 14.993%** due 8/01/2008                                     8,662,500
B+       B1        5,000,000  Beverly Enterprises Inc., 9% due 2/15/2006                                       4,200,000
B        B3        1,500,000  Fisher Scientific International, 8.125% due 5/01/2012                            1,530,000
B+       Ba2       3,400,000  Fresenius Medical Capital Trust II, 7.875% due 2/01/2008                         2,813,500
CCC      Caa2      6,000,000  Magellan Health Services, 9% due 2/15/2008                                       1,350,000
BB-      Ba3       1,000,000  Ventas Realty LP, 9% due 5/01/2012                                               1,037,500
                                                                                                            ------------
                                                                                                              19,593,500


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Housing--3.4%

B        B2      $ 3,250,000  Building Materials Corporation, 8.625% due 12/15/2006                         $  2,713,750
B        B2        5,000,000  Champion Home Builders, 11.25% due 4/15/2007 (d)                                 3,650,000
BB-      Ba3       7,100,000  Forest City Enterprises Inc., 8.50% due 3/15/2008                                7,100,000
B        B1          925,000  WCI Communities Inc., 9.125% due 5/01/2012                                         848,688
                                                                                                            ------------
                                                                                                              14,312,438

Information Technology--1.6%

B        B1        5,000,000  Amkor Technology Inc., 9.25% due 2/15/2008                                       3,450,000
CCC+     B3        4,250,000  On Semiconductor Corporation, 12% due 5/15/2008 (d)                              2,656,250
                              Solectron Corporation:
BB       Ba3         600,000     9.625% due 2/15/2009                                                            498,000
BB       Ba3         600,000     14.782% due 5/08/2020**                                                         350,250
                                                                                                            ------------
                                                                                                               6,954,500

Leisure--6.2%

                              Felcor Lodging LP:
BB-      Ba3       3,000,000     9.50% due 9/15/2008                                                           2,992,500
BB-      Ba3       1,000,000     8.50% due 6/01/2011                                                             942,500
BBB-     Ba1       2,000,000  Hilton Hotels Corporation, 8.25% due 2/15/2011                                   2,087,274
BB-      Ba3       5,000,000  Host Marriott LP, 8.375% due 2/15/2006                                           4,850,000
BBB-     Ba1       3,000,000  ITT Corporation (New), 7.75% due 11/15/2025                                      2,753,385
B+       B1        3,000,000  Intrawest Corporation, 10.50% due 2/01/2010                                      3,075,000
B        B2        5,000,000  John Q. Hammons Hotels, 8.875% due 5/15/2012                                     4,837,500
                              Meristar Hospitality Corp.:
B+       B1        4,000,000     9% due 1/15/2008                                                              3,640,000
B+       B1        1,225,000     10.50% due 6/15/2009                                                          1,194,375
                                                                                                            ------------
                                                                                                              26,372,534

Manufacturing--6.8%

B-       Caa1     10,000,000  Eagle-Picher Industries, 9.375% due 3/01/2008                                    7,650,000
B        B3        1,250,000  Foamex LP/Capital Corporation, 10.75% due 4/01/2009 (d)                          1,131,250
CCC+     Caa2      8,575,000  Hexcel Corporation, 9.75% due 1/15/2009                                          5,873,875
B+       B2          750,000  The Manitowoc Company Inc., 10.50% due 8/01/2012 (d)                               787,500
D        Ca        6,000,000  Thermadyne Manufacturing, 9.875% due 6/01/2008 (b)                               1,650,000



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
MANUFACTURING (concluded)

CCC+     B3      $ 6,600,000  Trench Electric SA and Trench Inc., 10.25% due 12/15/2007                     $  5,181,000
B        B3        1,350,000  Trimas Corporation, 9.875% due 6/15/2012 (d)                                     1,329,750
                              Tyco International Group, SA:
BBB-     Ba2       1,000,000     6.375% due 2/15/2006                                                            860,747
BBB-     Ba2       5,550,000     6.375% due 10/15/2011                                                         4,559,825
                                                                                                            ------------
                                                                                                              29,023,947

Metal--Other--1.0%

NR*      NR*       7,500,000  Kaiser Aluminum & Chemical Corp., 12.75% due 2/01/2003 (b)                         937,500
BB       Ba3       2,000,000  Luscar Coal Ltd., 9.75% due 10/15/2011                                           2,150,000
B-       Caa1      2,000,000  Ormet Corporation, 11% due 8/15/2008 (d)                                         1,190,000
                                                                                                            ------------
                                                                                                               4,277,500

Multi-Sector Holdings--1.0%

NR*      B1        5,000,000  Trains, HY-1-2002, 8.375% due 2/01/2012 (d)                                      4,252,890

Packaging--3.3%

B-       B3        1,600,000  Berry Plastics, 10.75% due 7/15/2012                                             1,656,000
                              Owens-Illinois Inc.:
B+       B3        3,000,000     7.85% due 5/15/2004                                                           2,850,000
B+       B3        3,000,000     7.15% due 5/15/2005                                                           2,760,000
B-       Caa1      2,000,000  Pliant Corporation, 13% due 6/01/2010                                            1,910,000
B        B1        1,900,000  Silgan Holdings, Inc., 9% due 6/01/2009 (d)                                      1,971,250
CCC+     Caa1      4,000,000  US Can Corporation, 12.375% due 10/01/2010                                       2,900,000
                                                                                                            ------------
                                                                                                              14,047,250

Service--5.4%

BB-      Ba3       5,000,000  Allied Waste North America, 8.875% due 4/01/2008                                 4,875,000
CCC-     C         7,500,000  Anthony Crane Rental LP, 10.375% due 8/01/2008                                     712,500
B        B2        1,325,000  Coinmach Corporation, 9% due 2/01/2010                                           1,374,687
B-       B3        4,375,000  Kindercare Learning Centers, Inc., 9.50% due 2/15/2009                           4,178,125
CCC      Ca        8,000,000  Neff Corp., 10.25% due 6/01/2008                                                 3,480,000
CCC+     Caa3     10,950,000  Protection One Alarm Monitoring, 8.125% due 1/15/2009                            8,103,000
                                                                                                            ------------
                                                                                                              22,723,312


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Steel--2.2%

BB-      B1      $ 1,475,000  Oregon Steel Mills Inc., 10% due 7/15/2009 (d)                                $  1,482,375
B        B2        4,000,000  UCAR Finance Inc., 10.25% due 2/15/2012                                          3,820,000
CCC+     Caa2      7,500,000  WCI Steel Inc., 10% due 12/01/2004                                               2,662,500
CCC-     Caa3      5,775,000  Weirton Steel Corporation, .50%** due 4/01/2008                                  1,472,625
                                                                                                            ------------
                                                                                                               9,437,500

Telecommunications--3.0%

CCC+     Caa3      6,000,000  CFW Communications Company, 13% due 8/15/2010                                    2,310,000
D        C         9,490,000  Impsat Corp., 12.375% due 6/15/2008                                                237,250
D        C         7,725,000  Impsat Fiber Networks, 13.75% due 2/15/2005                                        193,125
CCC+     Caa1      4,700,000  Qwest Capital Funding, 5.875% due 8/03/2004                                      3,196,000
B-       Ba3       5,825,000  Qwest Corporation, 8.875% due 3/15/2012 (d)                                      5,096,875
                              WorldCom, Inc.:
D        Ca        2,100,000     7.875% due 5/15/2003                                                            262,500
D        Ca        2,000,000     6.25% due 8/15/2003 (b)                                                         250,000
D        Ca       10,600,000     7.50% due 5/15/2011                                                           1,325,000
                                                                                                            ------------
                                                                                                              12,870,750

Utilities--5.4%

                              The AES Corporation:
B        B2       11,425,000     8.375% due 8/15/2007                                                          3,827,375
BB-      Ba3       1,075,000     8.875% due 2/15/2011                                                            553,625
NR*      B3        2,350,000  CMS Energy Corporation, 8.50% due 4/15/2011                                      1,800,720
B+       B1        1,500,000  Calpine Canada Energy Finance, 8.50% due 5/01/2008                                 622,500
                              Calpine Corporation:
B+       B1          175,000     4% due 12/26/2006 (d)                                                            73,063
B+       B1       10,000,000     7.875% due 4/01/2008                                                          4,100,000
B+       B1        1,500,000     8.50% due 2/15/2011                                                             622,500
                              Mirant Americas Generating LLC:
BBB-     Ba1       1,000,000     7.625% due 5/01/2006                                                            555,000
BBB-     Ba1       2,575,000     8.30% due 5/01/2011                                                           1,326,125
BB-      B3        5,000,000  Mission Energy Holdings, 13.50% due 7/15/2008                                    1,575,000
BB+      Ba2       5,000,000  PG&E National Energy Group, 10.375% due 5/16/2011                                1,375,000
BB       Ba2       5,000,000  Sierra Pacific Power Company, 8% due 6/01/2008                                   4,901,455
BB-      Ba2       1,600,000  Western Resources Inc., 9.75% due 5/01/2007                                      1,537,134
                                                                                                            ------------
                                                                                                              22,869,497


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

S&P      Moody's      Face
Rating   Rating      Amount                         Corporate Bonds                                             Value
Wireless Communications--5.4%

B-       Caa1    $ 7,500,000  American Tower Corporation, 9.375% due 2/01/2009                              $  4,462,500
CCC+     Caa1      6,194,000  Loral Cyberstar Inc., 10% due 7/15/2006                                          2,446,630
D        Ca        4,000,000  McCaw International Ltd., 13%** due 4/15/2007 (b)                                   60,000
B-       Caa1     10,000,000  Millicom International Cellular S.A., 13.50%** due 6/01/2006                     2,750,000
D        Ca       10,000,000  Nextel International Inc., 12.75% due 8/01/2010 (b)                                150,000
CCC+     B3        7,200,000  Nextel Partners Inc., 12.867%** due 2/01/2009                                    3,780,000
B-       B3        5,000,000  SBA Communications Corp., 13.76%** due 3/01/2008                                 2,575,000
B-       NR*       4,806,000  Telesystem International Wireless, 14% due 12/30/2003                            3,628,530
BBB      Baa2      3,217,000  Tritel PCS Inc., 10.375% due 1/15/2011                                           2,814,875
                                                                                                            ------------
                                                                                                              22,667,535

                              Total Investments in Corporate Bonds (Cost--$580,031,018)--91.1%               386,318,148



                     Shares
                      Held                           Common Stocks
Information Technology--0.1%

                      56,812  Dictaphone Corporation                                                             284,060
                   5,000,000  LLC Dictaphone                                                                          50
                                                                                                            ------------
                                                                                                                 284,110

Metal--Other--0.0%

                     466,666  Horizon Natural Resources Company (b)                                              233,333

Wireless Communications--0.0%

                     497,541  Metrocall, Inc. (b)                                                                  3,980

                              Total Investments in Common Stocks (Cost--$21,327,582)--0.1%                       521,423



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                     Shares
                      Held                    Preferred Stocks & Warrants                                       Value
Diversified Media--0.4%

                      50,000  Primedia, Inc. (Series H)                                                     $  1,612,500

Food & Drug--0.0%

                       6,208  Nebco Evans Holding Co. (b)(c)                                                         776

Information Technology--0.0%

                      51,289  Dictaphone Corporation (Warrants)(a)                                                19,233

Packaging--0.0%

                       3,250  Pliant Corporation (Warrants)(a)                                                         4

Steel--0.0%

                       7,000  Republic Technologies (Warrants)(a)                                                     70
                      94,500  Weirton Steel Corporation (b)                                                      189,000
                                                                                                            ------------
                                                                                                                 189,070

Telecommunications--0.0%

                       6,000  Ntelos Inc. (Warrants)(a)                                                            9,750

Wireless Communications--2.3%

                       4,895  Crown Castle International Corporation (Preferred)(c)                            2,214,988
                      61,075  Loral Space & Communications (Warrants)(a)                                           6,108
                       9,844  Nextel Communications, Inc. (Series D)(c)                                        6,718,530
                       4,022  Rural Cellular Corp. (Series B)(b)(c)                                              734,015
                                                                                                            ------------
                                                                                                               9,673,641

                              Total Investments in Preferred Stocks & Warrants
                              (Cost--$26,823,204)--2.7%                                                       11,504,974



                      Face
                     Amount                      Short-Term Securities
Commercial Paper***--3.3%

                 $14,195,000  General Motors Acceptance Corp., 2.10% due 10/01/2002                           14,195,000



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)

                      Face
                     Amount                      Short-Term Securities                                          Value
U.S. Government Agency Obligations***--1.9%

                  $8,000,000  Fannie Mae, 1.68% due 10/31/2002                                              $  7,988,800

                              Total Investments in Short-Term Securities (Cost--$22,183,800)--5.2%            22,183,800

                              Total Investments (Cost--$650,365,604)--99.1%                                  420,528,345
                              Other Assets Less Liabilities--0.9%                                              3,722,806
                                                                                                            ------------
                              Net Assets--100.0%                                                            $424,251,151
                                                                                                            ============

*Not Rated.
**Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Trust.
***Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.
(a)Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)Non-income producing security.
(c)Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e)Restricted securities as to resale. The value of the Trust's investment in restricted securities was $435,000, representing 0.1% of net assets.

                                Acquisition
Issue                               Date             Cost         Value

Westpoint Stevens Inc.,
7.875% due 6/15/2008             9/28/2000      $  1,263,750   $  435,000
                                                ------------   ----------
Total                                           $  1,263,750   $  435,000
                                                ===========    ==========

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENT OF ASSETS AND
LIABILITIES

As of September 30, 2002

MASTER U.S. HIGH YIELD TRUST
Assets:
Investments, at value (including securities loaned of--$2,004,465)
  (identified cost--$650,365,465)                                                                          $ 420,528,345
Cash                                                                                                               2,989
Investments held as collateral for loaned securities, at value                                                 2,148,081
Receivables:
  Interest                                                                                $  11,461,057
  Contributions                                                                               1,054,921
  Dividends                                                                                     107,800
  Loaned securities                                                                               2,504       12,626,282
                                                                                          -------------
Prepaid expenses and other assets                                                                                 37,261
                                                                                                           -------------
Total assets                                                                                                 435,342,958
                                                                                                           -------------

Liabilities:
Collateral on securities loaned, at value                                                                      2,148,081
Payables:
  Securities purchased                                                                        7,392,167
  Withdrawals                                                                                 1,382,885
  Investment adviser                                                                            117,822
  Reorganization costs                                                                           28,000        8,920,874
                                                                                          -------------
Accrued expenses and other liabilities                                                                            22,852
                                                                                                           -------------
Total liabilities                                                                                             11,091,807
                                                                                                           -------------

Net Assets:
Net assets                                                                                                 $ 424,251,151
                                                                                                           =============

Net Assets Consist of:
Investors' capital                                                                                         $ 654,088,410
Unrealized depreciation on investments--net                                                                (229,837,259)
                                                                                                           -------------
Net assets                                                                                                 $ 424,251,151
                                                                                                           =============

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2002

MASTER U.S. HIGH YIELD TRUST
Investment Income:
Interest                                                                                                   $  26,086,497
Dividends                                                                                                        620,654
Securities lending--net                                                                                           20,820
                                                                                                           -------------
Total income                                                                                                  26,727,971
                                                                                                           -------------

Expenses:
Investment advisory fees                                                                  $     887,289
Accounting services                                                                             133,590
Professional fees                                                                                35,420
Trustees' fees and expenses                                                                      25,911
Custodian fees                                                                                   18,602
Pricing fees                                                                                      8,084
Other                                                                                             7,677
                                                                                          -------------
Total expenses                                                                                                 1,116,573
                                                                                                           -------------
Investment income--net                                                                                        25,611,398
                                                                                                           -------------

Realized & Unrealized Loss on
Investments--Net:
Realized loss on investments--net                                                                           (30,827,224)
Change in unrealized depreciation on investments--net                                                       (42,333,744)
                                                                                                           -------------
Total realized and unrealized loss on investments--net                                                      (72,620,968)
                                                                                                           -------------
Net Decrease in Net Assets Resulting from Operations                                                       $(47,009,570)
                                                                                                           =============

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MASTER U.S. HIGH YIELD TRUST
                                                                                           For the Six        For the
                                                                                           Months Ended      Year Ended
                                                                                          September 30,      March 31,
Increase (Decrease)in Net Assets:                                                              2002             2002
Operations:
Investment income--net                                                                    $  25,611,398    $  61,293,372
Realized loss on investments--net                                                          (30,287,224)     (72,399,132)
Change in unrealized depreciation on investments--net                                      (42,333,744)        5,549,217
                                                                                          -------------    -------------
Net decrease in net assets resulting from operations                                       (47,009,570)      (5,556,543)
                                                                                          -------------    -------------

Capital Transactions:
Proceeds from contributions                                                                  21,514,760      226,749,239
Fair value of withdrawals                                                                 (100,644,836)    (233,233,572)
                                                                                          -------------    -------------
Net decrease in net assets derived from capital transactions                               (79,130,076)      (6,484,333)
                                                                                          -------------    -------------

Net Assets:
Total decrease in net assets                                                              (126,139,646)     (12,040,876)
Beginning of period                                                                         550,390,797      562,431,673
                                                                                          -------------    -------------
End of period                                                                             $ 424,251,151    $ 550,390,797
                                                                                          =============    =============


See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.


FINANCIAL HIGHLIGHTS

MASTER U.S. HIGH YIELD TRUST

                                                                                                               For the
                                                                                For the        For the          Period
                                                                               Six Months        Year          Sept. 1,
                                                                                 Ended          Ended         2000++ to
                                                                               Sept. 30,      March 31,       March 31,
                                                                                  2002           2002            2001
Total Investment Return:
                                                                                 (9.08%)        (1.06%)               --
                                                                              ==========     ==========       ==========

Ratios to Average Net Assets:
Expenses                                                                           .44%*           .42%            .45%*
                                                                              ==========     ==========       ==========
Investment income--net                                                           10.10%*         11.35%          12.13%*
                                                                              ==========     ==========       ==========

Supplemental Data:
Net assets, end of period (in thousands)                                      $  424,251     $  550,391       $  562,432
                                                                              ==========     ==========       ==========
Portfolio turnover                                                                40.02%         48.56%           30.71%
                                                                              ==========     ==========       ==========

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MASTER U.S. HIGH YIELD TRUST

1. Significant Accounting Policies:
Master U.S. High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.




September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS (CONTINUED)


* Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .35% of the average daily value of the Trust's net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of September 30, 2002, cash collateral of $966,637 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $1,181,444 was invested in the Merrill Lynch Premier Institutional Fund. For the year ended September 30, 2002, QA Advisors received $9,064 in securities lending agent fees.

During the six months ended September 30, 2002, the Fund paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $342 for security price quotations.

For the six months ended September 30, 2002, the Trust reimbursed
FAM $7,651 for certain accounting services.

In addition, MLPF&S received $25,047 in commissions on the execution of portfolio security transactions for the Trust for the six months ended September 30, 2002.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2002 were $180,002,249 and $179,159,720, respectively.

Net realized losses for the six months ended September 30, 2002 and net unrealized losses as of September 30, 2002 were as follows:


                                     Realized          Unrealized
                                      Losses             Losses

Long-term investments            $  (30,287,224)    $ (229,837,259)
                                 ---------------    ---------------
Total                            $  (30,287,224)    $ (229,837,259)
                                 ===============    ===============




September 30, 2002, Mercury U.S. High Yield Fund, Inc.



NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


As of September 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $223,387,884, of which $6,345,200 related to appreciated securities and $229,733,084 related to depreciated securities. At September 30, 2002, the aggregate cost of investments for Federal income tax purposes was $643,916,229.


4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended September 30, 2002.



September 30, 2002, Mercury U.S. High Yield Fund, Inc.